Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosures

The federal securities laws and SEC regulations require Energy Services to provide the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and to our Non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance measures of Energy Services. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to the executive officers during a covered year .

Year	Summary Compensation Table Total for PEO (1)	Compenation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
2025	$209,000	$226,416	$439,225	$440,631	$362	$379,708
2024	$269,371	$471,817	$270,800	$285,599	$332	$25,105,010
2023	$189,600	$245,600	$183,282	$183,282	$142	$7,401,420

(1)	Douglas V. Reynolds served as PEO for each fiscal year presented in the above table. Compensation actually paid to Mr. Reynolds for each year presented in the table, as calculated in accordance with SEC regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

(2)	Compensation Actually Paid to PEO Determination

	2025	2024	2023
Total Compensation as Reported in SCT	$209,000	$269,371	$189,600
Fair value of equity awards granted during fiscal year	—	(40,000)	(106,000)
Fair value of equity compensation granted in current year at year end	—	38,580	162,000
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	13,634	145,330	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,782	58,536	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$226,416	$471,817	$245,600

Fair value was computed in accordance with Energy Services’ methodology used for financial reporting purposes.

(3)	The Non-PEO NEO was Charles P. Crimmel for each fiscal year represented in the above table. The average compensation actually paid to the Non-PEO NEOs for each year presented in the table, as calculated in accordance with SEC regulations, was as follows:

(4)	Average Compensation Actually Paid to Non-PEO NEOs Determination

	2025	2024	2023
Average Compensation as Reported in SCT	$439,225	$270,800	$183,282
Fair value of equity awards granted during fiscal year	(25,000)	(20,000)	—
Fair value of equity compensation granted in current year at year end	20,545	34,799	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,076	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,785	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	$440,631	$285,599	$183,282

Fair value was computed in accordance with Energy Services’ methodology used for financial reporting purposes.

(5)	Total shareholder return (“TSR”) value represents Energy Services’ cumulative TSR based on an initial $100 investment on September 30, 2022, assuming the reinvestment of dividends.

(6)	Net income is calculated in accordance with GAAP and reflects the amounts reported in Energy Services’ Annual Report on Form 10-K for the applicable year.

Named Executive Officers, Footnote
(1)	Douglas V. Reynolds served as PEO for each fiscal year presented in the above table. Compensation actually paid to Mr. Reynolds for each year presented in the table, as calculated in accordance with SEC regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

PEO Total Compensation Amount	$ 209,000	$ 269,371	$ 189,600
PEO Actually Paid Compensation Amount	$ 226,416	471,817	245,600
Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid to PEO Determination
	2025	2024	2023
Total Compensation as Reported in SCT	$209,000	$269,371	$189,600
Fair value of equity awards granted during fiscal year	—	(40,000)	(106,000)
Fair value of equity compensation granted in current year at year end	—	38,580	162,000
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	13,634	145,330	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,782	58,536	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$226,416	$471,817	$245,600

Fair value was computed in accordance with Energy Services’ methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 439,225	270,800	183,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 440,631	285,599	183,282
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Average Compensation Actually Paid to Non-PEO NEOs Determination
	2025	2024	2023
Average Compensation as Reported in SCT	$439,225	$270,800	$183,282
Fair value of equity awards granted during fiscal year	(25,000)	(20,000)	—
Fair value of equity compensation granted in current year at year end	20,545	34,799	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,076	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,785	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	$440,631	$285,599	$183,282

Fair value was computed in accordance with Energy Services’ methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 362	332	142
Net Income (Loss)	$ 379,708	25,105,010	7,401,420
PEO Name	Douglas V. Reynolds
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,000)	(106,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		38,580	162,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,634	145,330
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,782	58,536
PEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,000)	(20,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,545	34,799
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,785
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount